Lease - Schedule of Measurement of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Measurement of Operating Lease Liabilities [Abstract]
-2026	$ 13
-2027	17
-2028	15
Total undiscounted lease payments	45
Less: imputed interest	(3)
Total	42
Including:
- Operating lease liabilities - current	12	$ 179
- Operating lease liabilities – non current	$ 30